Operating Segments (Tables)	12 Months Ended
Dec. 31, 2024
Operating Segments
Schedule of operating segments

The following table presents the revenues, significant expenses, and operating results of the Company's reportable segments for the year ended December 31, 2024:

	Specialized BioTherapeutics	Public Health Solutions	Total Segments	Adjustments	Corporate	Adjustments	Consolidated
Revenues	$119,371	$-	$119,371	$-	$-	$-	$119,371
Cost of revenues	(119,371)	-	(119,371)	-	-	-	(119,371)
Gross profit	-	-	-	-	-	-	-
Significant expenses:
Research and development	4,233,771	249,852	4,483,623	135,987	603,979	-	5,223,589
General and administrative	-	-	-		4,016,266	199,642	4,215,908
Adjusted loss from operations	(4,233,771)	(249,852)	(4,483,623)	(135,987)	(4,620,245)	(199,642)	(9,439,497)
Share-based compensation	127,774	4,143	131,917	(131,917)	197,898	(197,898)	-
Depreciation and amortization	3,489	581	4,070	(4,070)	1,744	(1,744)	-
Loss from operations	(4,365,034)	(254,576)	(4,619,610)	-	(4,819,887)	-	(9,439,497)
Other (expenses) income, net	(22,342)	-	(22,342)	-	786,149	-	763,807
Net loss before income taxes	$(4,387,376)	$(254,576)	$(4,641,952)	$-	$(4,033,738)	$-	$(8,675,690)

The following table presents the revenues, significant expenses, and operating results of the Company's reportable segments for the year ended December 31, 2023:

	Specialized BioTherapeutics	Public Health Solutions	Total Segments	Adjustments	Corporate	Adjustments	Consolidated
Revenues	$395,124	$444,235	$839,359	$-	$-	$-	$839,359
Cost of revenues	(395,124)	(346,924)	(742,048)	-	-	-	(742,048)
Gross profit	-	97,311	97,311	-	-	-	97,311
Significant expenses:
Research and development	2,524,356	128,405	2,652,761	155,052	504,886	-	3,312,699
General and administrative	138,332	-	138,332		4,122,536	221,684	4,482,552
Adjusted loss from operations	(2,662,688)	(31,094)	(2,693,782)	(155,052)	(4,627,422)	(221,684)	(7,697,940)
Share-based compensation	145,683	4,782	150,465	(150,465)	219,717	(219,717)	-
Depreciation and amortization	3,932	655	4,587	(4,587)	1,967	(1,967)	-
Loss from operations	(2,812,303)	(36,531)	(2,848,834)	-	(4,849,106)	-	(7,697,940)
Other (expenses) income, net	25,267	-	25,267	-	(235,860)	-	(210,593)
Net loss before income taxes	$(2,787,036)	$(36,531)	$(2,823,567)	$-	$(5,084,966)	$-	$(7,908,533)

Reconciliation to Consolidated Loss Before Income Taxes

The following table provides a reconciliation of total segment loss to consolidated loss before income taxes:

Year ended December 31,	2024	2023
Loss from operations - reportable segments	$(4,619,610)	$(2,848,834)
Loss from operations - corporate	(4,819,887)	(4,849,106)
Interest income (expense), net	213,975	(49,129)
Other income (expense), net	549,832	(161,464)
Net loss before income taxes	$(8,675,690)	$(7,908,533)

Segment Assets

The Company’s total assets by segment as of December 31, 2024, are presented below:

	Specialized BioTherapeutics	Public Health Solutions	Total Segments	Corporate	Consolidated
Total assets	$48,604	$2,038	$50,642	$8,915,841	$8,966,483

The Company’s total assets by segment as of December 31, 2023, are presented below:

	Specialized BioTherapeutics	Public Health Solutions	Total Segments	Corporate	Consolidated
Total assets	$272,099	$3,976	$276,075	$9,521,251	$9,797,326